Other liabilities and provision (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of other liabilities and provision

	2023	2022

Other liabilities and provision	365,841	732,367

Provision for future asset decommissioning	130,328	289,606
Advance from customers	25,215	15,068
Onerous capacity contract(i)	122,042	178,532
Other provisions for risk	42,419	83,923
Other (ii)	45,837	165,238
Current portion	(121,273)	(132,954)
Non-current portion	244,568	599,413

(i)	As part of the Cozani acquisition, a transferred capacity contract was identified in the transaction, where there is a take or pay obligation for a defined term. The amount recorded refers to the portion of capacity that will not be used for the remaining contractual term.

(ii)	On June 23, 2022, Complementary Law 194 was enacted, which, in summary, amended Law 5172, of October 25, 1966 (National Tax Code), and Complementary Law 87, of September 13, 1996 (Kandir Law), to consider essential goods and services related to fuels, electric power, communications and collective transport and, as a consequence, pointed to the reduction of ICMS on revenues earned by companies in such industries.